Investments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments
Book amount - beginning of the year	€ 14,150	€ 12,630
Additions and subscriptions	595	727
Divestments and reimbursements	(104)	(326)
Share of profit of equity-accounted investments	1,414	1,202
Share of loss of equity-accounted investments	(252)	(316)
Deduction for dividends	(1,512)	(1,752)
Changes in the scope of consolidation	125	650
Currency translation differences	(1,419)	667
Other changes	158	668
Book amount - end of the year	13,155	14,150
Investments in unconsolidated entities controlled by Eni
Investments
Book amount - beginning of the year	82	53
Additions and subscriptions	21	35
Divestments and reimbursements		(2)
Share of profit of equity-accounted investments	4	5
Share of loss of equity-accounted investments	(9)	(12)
Deduction for dividends	(1)	(3)
Changes in the scope of consolidation	(13)	8
Currency translation differences	(1)
Other changes	9	(2)
Book amount - end of the year	92	82
Joint ventures
Investments
Book amount - beginning of the year	9,449	8,250
Additions and subscriptions	399	450
Divestments and reimbursements	(84)	(291)
Share of profit of equity-accounted investments	664	795
Share of loss of equity-accounted investments	(102)	(123)
Deduction for dividends	(573)	(655)
Changes in the scope of consolidation	138	635
Currency translation differences	(940)	461
Other changes	65	(73)
Book amount - end of the year	9,016	9,449
Associates
Investments
Book amount - beginning of the year	4,619	4,327
Additions and subscriptions	175	242
Divestments and reimbursements	(20)	(33)
Share of profit of equity-accounted investments	746	402
Share of loss of equity-accounted investments	(141)	(181)
Deduction for dividends	(938)	(1,094)
Changes in the scope of consolidation		7
Currency translation differences	(478)	206
Other changes	84	743
Book amount - end of the year	€ 4,047	€ 4,619